State Street Corp.

P.O. Box 5049

Boston, MA 02206-5049

November 5, 2004

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

Re:	Munder Series Trust (“Trust”) (File Nos. 333-102943 and 811-21294)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectuses dated October 31, 2004 for the Munder Balanced Fund, Munder Bond Fund, Munder Cash Investment Fund, Munder Emerging Markets Fund, Munder Future Technology Fund®, Munder Index 500 Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder International Equity Fund, Munder International Growth Fund, Munder Large-Cap Value Fund, Munder Michigan Tax-Free Bond Fund, Munder Micro-Cap Equity Fund, Munder MidCap Select Fund, Munder Multi-Season Growth Fund®, Munder NetNet Fund®, Munder Power Plus Fund®, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Money Market Fund, Munder Tax-Free Short & Intermediate Bond Fund, and Munder U.S. Government Income Fund do not differ from those contained in Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on October 28, 2004 (Accession # 0001193125-04-180747).

If you have any questions, please contact me at (617) 662-3969.

Sincerely,

/s/ Francine S. Hayes

Francine S. Hayes

Counsel

cc:	S. Shenkenberg

J. Kanter